Acquisitions - Cayan - Consideration and Recognized Assets and Liabilities (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 11, 2018	Dec. 31, 2018	Dec. 31, 2016	Dec. 31, 2017
Recognized amounts of identifiable assets acquired and liabilities assumed:
Goodwill		$ 4,114,838	$ 3,270,952	$ 3,264,071
TransFirst
Consideration
Fair value of total consideration transferred			2,350,000
Recognized amounts of identifiable assets acquired and liabilities assumed:
Identifiable intangible assets		814,100
Goodwill			$ 1,700,000
Cayan
Consideration
Cash paid	$ 1,054,931
Fair value of total consideration transferred	1,054,931
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash	16,854
Accounts receivable	16,421
Property, plant and equipment	18,037
Deferred tax asset	3,558
Other assets	3,032
Total acquired identifiable intangible assets	314,800
Identifiable intangible assets	314,785
Deferred tax liabilities	(127,804)
Other liabilities	(36,600)
Total identifiable net assets	208,283
Goodwill	846,648
Total identifiable assets acquired and liabilities assumed	$ 1,054,931
Adjustments to purchase price and recognized assets and liabilities
Increase in purchase price due to working capital adjustments		1,200
Decrease in identifiable tangible assets		13,300
Decrease in identifiable intangible assets		6,800
Adjustment related to deferred tax liabilities		14,000
Increase in liabilities		3,400
Goodwill adjustment		$ 38,700